Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment

Property and equipment consist of the following:

	December 31,
	2012	2013
	RMB	RMB

Store buildings	14,617	18,087
Leasehold improvements	183,872	184,419
Store fixture and equipment	145,048	146,106
Software	34,933	36,714
Motor vehicles	14,731	14,572

	393,201	399,898
Less: Accumulated depreciation and amortization	(272,964)	(276,715)

	120,237	123,183